Risk Management (Details) - Schedule of Currency Risk € in Thousands, $ in Thousands, $ in Thousands	Feb. 29, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Feb. 29, 2024 SGD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 SGD ($)
Schedule of Currency Risk [Abstract]
Trade and other receivables	$ 326,060	€ 5,213	$ 1,306	$ 104,583	€ 40	$ 433
Loan from related parties	127,802	86,824		114,186	80,342
Loan to related parties	(236,878)		(20,869)	(229,229)		(20,040)
Cash and cash equivalents	70,015	2,590	1,868	61,780	2,337	560
Trade and other payables	(230,793)	(5,318)	(15,639)	(50,581)	(5,846)	(8,135)
Total exposure to currency risk	$ 56,206	€ 89,309	$ (33,334)	$ 739	€ 76,873	$ (27,182)